Claremont Investment Partners, LLC

104 Summit Ave

Po Box 80

Summit, NJ 07902-0080

November 7, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:   INDUSTRY LEADERS FUND ("Registrant")

      File No. 333-62893

      File No. 811-08989

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, as filed electronically on October 31, 2007.

Should you have any questions or comments regarding this filing, please contact the undersigned at 908 273 5440 extension 500.

Very truly yours,

Gerald P. Sullivan